Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101    107285   1483882  SH          Sole
American Express     Common    025816109    121829   2288721  SH          Sole
Amgen Inc.           Common    031162100    128077   2118377  SH          Sole
Anheuser-Busch       Common    035229103     57888   1265313  SH          Sole
Bed Bath & Beyond    Common    075896100     73050   1748451  SH	  Sole
Bershire Hathaway A  Common    084670108      7181 	  86  SH          Sole
Bershire Hathaway B  Common    084670207     56079     20147  SH          Sole
Cisco Sys Inc        Common    17275R102     66554   3488173  SH          Sole
Coca-Cola CO         Common    191216100     59800   1432344  SH          Sole
Dell Computer Corp.  Common    24702R101    125338   3176320  SH          Sole
Harley-Davidson Inc. Common    412822108     64390   1298185  SH	  Sole
Johnson & Johnson    Common    478160104    141930   2183539  SH          Sole
McGraw Hill          Common    580645109    170109   3844280  SH          Sole
Medtronic Inc.       Common    585055106    172316   3327205  SH          Sole
Microsoft Corp.      Common    594918104    130079   5236681  SH          Sole
Pepsico Inc          Common    713448108    141905   2631283  SH          Sole
Pfizer Inc           Common    717081103     68742   2492465  SH          Sole
The Hershey Company  Common    427866108    134207   2161138  SH          Sole
UPS CL B             Common    911312106    109684   1585942  SH          Sole